Unaudited Condensed Consolidated Interim Statements of Financial Position - GBP (£)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	£ 2,805,000	£ 3,078,000
Right of use assets	2,074,000	1,969,000
Intangible assets	26,000	132,000
Non-current assets	4,905,000	5,179,000
Current assets
Trade and other receivables	18,413,000	18,297,000
Restricted cash	1,700,000	1,700,000
Cash and cash equivalents	61,984,000	22,556,000
Current assets	82,097,000	42,553,000
Total assets	87,002,000	47,732,000
Equity
Share capital	66,819	54,753
Other reserves	126,778,000	99,299,000
Treasury share reserve	(803,000)	(803,000)
Share premium	598,468,000	554,391,000
Accumulated deficit	(900,615,000)	(1,152,283,000)
Total shareholders' deficit	(176,105,000)	(499,341,000)
Non-current liabilities
Lease liabilities	1,491,000	1,620,000
Provisions	843,000	620,000
Trade and other payables	3,649,000	3,991,000
Non-current liabilities	5,983,000	6,231,000
Current liabilities
Financial liabilities at fair value through profit and loss	239,776,000	524,242,000
Lease liabilities	699,000	581,000
Warrant liabilities	704,000	434,000
Trade and other payables	15,945,000	15,585,000
Current liabilities	257,124,000	540,842,000
Total liabilities	263,107,000	547,073,000
Total equity and liabilities	£ 87,002,000	£ 47,732,000